Price risk management assets and liabilties (Netting table) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 770	$ 319
Derivative Liability, Fair Value, Gross Liability	(771)	(388)
Derivative Asset, Fair Value, Amount Offset Against Collateral	(14)	(37)
Derivative Liability, Fair Value, Amount Offset Against Collateral	(3)	91
Netting [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	697	306
Derivative Liability, Fair Value, Gross Liability	(597)	(356)
Derivative Asset, Fair Value, Gross Liability	(19)	(36)
Derivative Liability, Fair Value, Gross Asset	19	36
Derivative Asset, Fair Value, Net	683	269
Derivative Liability, Fair Value, Net	(600)	(265)
Asset Fair Value, Netting Offset [Member] | Netting [Member]
Derivative [Line Items]
Payments on Margin Deposits	5	(1)
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	87	50
Liability Fair Value, Netting Offset [Member] | Netting [Member]
Derivative [Line Items]
Payments on Margin Deposits	(22)	55
Other Derivatives Not Designated as Hedging Instruments Liabilities at Fair Value	(171)	(123)
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	727	317
Derivative Liability, Fair Value, Gross Liability	771	368
Bi-lateral contracts [Member] | Netting [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	23	42
Derivative Liability, Fair Value, Gross Liability	(23)	(38)
Broker cleared derivative contracts [Member] | Netting [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	674	264
Derivative Liability, Fair Value, Gross Liability	$ (574)	$ (318)